Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Effective on or about December 10, 2019, the Bloomberg Barclays Global Aggregate Developed Markets ex USD GDP Weighted Index within the Fidelity Strategic Income Composite Index will be replaced by the Bloomberg Barclays Global Aggregate Developed Markets ex USD GDP Weighted Index (hedged).

Effective on or about December 9, 2019, the following information supplements information found in the “Fund Summary” section under the "Principal Investment Risks" heading.

  Foreign Currency Transactions.  Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Effective on or about December 9, 2019, the following information replaces similar information found in the “Fund Basics” section under the "Principal Investment Strategies" heading.

The high yield category includes high-yielding, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality of issuers located in emerging markets. The foreign developed market category includes both U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government securities of any quality of issuers located in developed foreign markets. The Adviser will hedge the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.

Effective on or about December 9, 2019, the following information supplements information found in the “Fund Basics” section under the "Principal Investment Strategies" heading.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency or index.

Effective on or about December 9, 2019, the following information replaces similar information found in the “Fund Basics” section under the "Description of Principal Security Types" heading.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection). Currency-related derivatives, in particular, include foreign exchange (FX) transactions such as spot FX trades, FX forwards, non-deliverable forwards, and cross-currency FX trades.

Effective on or about December 9, 2019, the following information supplements information found in the “Fund Basics” section under the "Principal Investment Risks" heading.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Effective on or about December 9, 2019, the sub-heading “Other Investment Strategies” and the subsequent paragraph found in the “Fund Basics” section under the “Investment Details” heading will no longer be applicable and will be removed from the prospectus.

VIPSI-19-01 1.805596.116	November 29, 2019

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio Investor Class
April 30, 2019
Prospectus

Effective on or about December 10, 2019, the Bloomberg Barclays Global Aggregate Developed Markets ex USD GDP Weighted Index within the Fidelity Strategic Income Composite Index will be replaced by the Bloomberg Barclays Global Aggregate Developed Markets ex USD GDP Weighted Index (hedged).

Effective on or about December 9, 2019, the following information supplements information found in the “Fund Summary” section under the “Principal Investment Risks” heading.

  Foreign Currency Transactions.  Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Effective on or about December 9, 2019, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The high yield category includes high-yielding, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality of issuers located in emerging markets. The foreign developed market category includes both U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government securities of any quality of issuers located in developed foreign markets. The Adviser will hedge the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.

Effective on or about December 9, 2019, the following information supplements information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency or index.

Effective on or about December 9, 2019, the following information replaces similar information found in the “Fund Basics” section under the “Description of Principal Security Types” heading.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection). Currency-related derivatives, in particular, include foreign exchange (FX) transactions such as spot FX trades, FX forwards, non-deliverable forwards, and cross-currency FX trades.

Effective on or about December 9, 2019, the following information supplements information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Effective on or about December 9, 2019, the sub-heading “Other Investment Strategies” and the subsequent paragraph found in the “Fund Basics” section under the “Investment Details” heading will no longer be applicable and will be removed from the prospectus.

VIPSI-INV-19-01 1.924866.106	November 29, 2019